Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 62,447	$ 61,186	$ 66,550
Less accumulated depreciation	(47,720)	(45,852)	(44,835)
Property and equipment, net	14,727	15,334	21,715
Computer Equipment, Purchased Software and Software Developed for Internal-Use
Property Plant And Equipment [Line Items]
Property and equipment, gross	23,992	22,517	22,408
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	22,744	22,747	26,675
Furniture and Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	9,137	9,087	11,075
Rentable Onsite Solutions Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	6,324	6,324	6,326
Other
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 250	$ 511	$ 66